TRANSACTIONS WITH RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Total assets	R$ 5,464,005	R$ 6,325,054
LIABILITIES
Total liabilities	31,171,714	32,642,750
INCOME
Service provision revenue		129,861
Federal Government
INCOME
Service provision revenue		129,861
Federal Government, Customers
ASSETS
Total assets		68,743
Federal Government, Reimbursement obligations
ASSETS
Customers	5,464,005	6,256,311
Federal Government - FIDC
LIABILITIES
Total liabilities		672,492
Federal Government Banco da Amazonia
LIABILITIES
Total liabilities	3,581,431	4,696,971
Federal Government - Caixa Economica Federal
LIABILITIES
Total liabilities	6,193,508	7,579,121
Federal Government - BNDES
LIABILITIES
Total liabilities	6,111,435	6,595,405
RGR
LIABILITIES
Total liabilities	863,645	5,802,847
Federal Government - BR Distribuidora
LIABILITIES
Total liabilities		1,047,221
Federal Government - Petrobras
LIABILITIES
Total liabilities	8,928,835
Poder Pblico Federal - BR Distribuidora
LIABILITIES
Total liabilities		3,081,505
National Treasury - Itaipu
LIABILITIES
Total liabilities	5,492,860	3,167,188
Associates and jointly-controlled companies
ASSETS
Customers	55,835	53,253
Accounts receivable	16,793	5,232
Advances for future capital increase	181,257	709,666
Dividends / JCP receivable	205,540	196,831
Loans and financing	5,865,035	8,121,455
Other assets	162,770	17,582
Total assets	6,487,230	9,104,019
LIABILITIES
Suppliers	34,979	399,716
Provisions	818,164	1,213,161
Contributions payable - sponsor	14,875	29,336
Accounts payable	820	1,742
Other liabilities	1,999	2,153
Total liabilities	870,837	1,646,109
INCOME
Service provision revenue	114,824	104,076
Revenue from use of electricity network	2,729
Revenue from the use of electric energy	598,102	358,971
Revenue from the sale of energy	81,576	78,623
Other revenues	1,380	370,824
Energy purchased for resale	(748,229)	(278,309)
Fees for the use of the network	(107,885)	(93,804)
Contributions of the sponsor		(17,928)
Charges	(4,078)	(3,393)
Other expenses	328	158,281
Revenue from interest, fees, charges, and exchange variation	762,311	1,954,072
Financial revenue	6,308	178,325
Financial Expenses	(4)	(10)
Total income (expense)		2,493,165
Total income (expense)	706,706	2,493,165
AETE
ASSETS
Total assets		203
LIABILITIES
Total liabilities		120
INCOME
Total income (expense)		882
Baguari
ASSETS
Total assets	362	363
INCOME
Total income (expense)	435	449
Banda de Couro
INCOME
Total income (expense)		(166)
Baraunas I
ASSETS
Total assets		12
Baraunas II
LIABILITIES
Total liabilities		248
INCOME
Total income (expense)		(1,674)
Belo Monte Transmissora SPE S.A.
ASSETS
Total assets	14,363	15,328
LIABILITIES
Total liabilities	2,664	2,083
INCOME
Total income (expense)	(36,491)	34,228
Bom Jesus Elica S.A.
INCOME
Total income (expense)		1,031
Brasil Ventos Energia S.A
ASSETS
Total assets		250,987
LIABILITIES
Total liabilities		16,875
INCOME
Total income (expense)		8
Brasnorte
ASSETS
Total assets		14
LIABILITIES
Total liabilities		65
INCOME
Total income (expense)		162
Brasventos Eolo
ASSETS
Total assets		231
INCOME
Total income (expense)		1,898
Brasventos Miassaba
ASSETS
Total assets		172
LIABILITIES
Total liabilities		99
INCOME
Total income (expense)		2,366
Cachoeira Elica S.A
INCOME
Total income (expense)		1,050
Caldas Novas
ASSETS
Total assets	1,248	1,055
LIABILITIES
Total liabilities	2	2
INCOME
Total income (expense)	467	640
Carnaba I Elica S.A.
INCOME
Total income (expense)		1,985
Carnaba II Elica S.ASPE S.A.
INCOME
Total income (expense)		1,972
Carnaba III Elica S.A.
INCOME
Total income (expense)		1,375
Carnaba V Elica S.A.
INCOME
Total income (expense)		2,283
CEB Lajeado
ASSETS
Total assets	19,589	11,102
CEEE-D
ASSETS
Total assets	12,490	16,077
INCOME
Total income (expense)	955	1,235
Centrais Eolica Famosa I S.A
INCOME
Total income (expense)		738
Centrais Eolica Pau Brasil S.A
INCOME
Total income (expense)		692
Centrais Eolica Rosada S.A
INCOME
Total income (expense)		1,115
Centrais Eolica So Paulo S.A.
INCOME
Total income (expense)		765
Centroeste
ASSETS
Total assets		75
LIABILITIES
Total liabilities		41
INCOME
Total income (expense)		(118)
Cervantes I Elica S.A.
INCOME
Total income (expense)		1,416
Cervantes II Elica S.A.
INCOME
Total income (expense)		991
Chapecoense
ASSETS
Total assets	29,830	27,197
Cia Hidrel Teles Pires
ASSETS
Total assets	6,371	6,550
LIABILITIES
Total liabilities	9,560	18,348
INCOME
Total income (expense)	(179,165)	(160,703)
CSE Centro de Solucoes Estrategicas S.A
ASSETS
Total assets		649
INCOME
Total income (expense)		1,320
Eletros
NATURE OF TRANSACTIONS
Provisions for employee benefits	833,039	1,225,622
LIABILITIES
Total liabilities	833,039	1,225,622
INCOME
Total income (expense)	(4,078)	(21,321)
EMAE
ASSETS
Total assets	4,456	10,813
Empresa de Energia Sao Manoel
ASSETS
Total assets	1,339	141
LIABILITIES
Total liabilities	3,346	4,920
INCOME
Total income (expense)	(25,486)	8,584
Livramento Holding
ASSETS
Total assets	1,770
INCOME
Total income (expense)	1,160
Energia Olimpica S.A.
ASSETS
Total assets	428	428
INCOME
Total income (expense)	93
Enerpeixe
ASSETS
Total assets	12,792	16,950
LIABILITIES
Total liabilities	3,387	404
INCOME
Total income (expense)	(33,769)	(138)
EAPSA- Energetica Agu as da pedra S.A.
ASSETS
Total assets		513
INCOME
Total income (expense)		2,690
Elica Ibirapuit S.A.
ASSETS
Total assets		25
Equatorial Maranh &o D
ASSETS
Total assets	38,936	115,722
INCOME
Total income (expense)	10,337	12,168
Energia Sustentvel do Brasil S.A.
ASSETS
Total assets	152,431	351,359
LIABILITIES
Total liabilities	13,592	368,698
INCOME
Total income (expense)	(245,174)
ETAU
INCOME
Total income (expense)		53,079
Foz do Chapeco
ASSETS
Total assets	879	901
INCOME
Total income (expense)	10,738	11,028
Fronteira Oeste (FOTE)
ASSETS
Total assets	41,325	13,015
INCOME
Total income (expense)	682	535
Gois Transmisso
ASSETS
Total assets	11,668	11,985
LIABILITIES
Total liabilities	131	135
INCOME
Total income (expense)	(1,705)	(1,660)
IE Garanhuns
LIABILITIES
Total liabilities	269	301
INCOME
Total income (expense)	(3,624)	(3,340)
IE Madeira
LIABILITIES
Total liabilities	2,668	3,898
INCOME
Total income (expense)	(36,571)	(61,612)
Inambari
INCOME
Total income (expense)		(88)
ITAIPU
ASSETS
Total assets	5,874,600	7,991,589
INCOME
Total income (expense)	751,019	1,940,668
Lagoa Azul Transmissora
ASSETS
Total assets	130	2,614
LIABILITIES
Total liabilities	10	10
INCOME
Total income (expense)	116	(8,292)
Lajeado Energia
ASSETS
Total assets	23,975	11,278
Luziania Niquelandia Transmissora
ASSETS
Total assets		8
LIABILITIES
Total liabilities		10
INCOME
Total income (expense)		(73)
Madeira Energia
INCOME
Total income (expense)		216,530
Manaus Construcao
ASSETS
Total assets		9,178
Manaus Transmissao
ASSETS
Total assets		1,067
LIABILITIES
Total liabilities		1,329
INCOME
Total income (expense)		(12,672)
Manaus Construtora
ASSETS
Total assets	9,178
Mata de Santa Genebra
ASSETS
Total assets		1
INCOME
Total income (expense)		(120,645)
MGE Transmissao
ASSETS
Total assets	5,634	5,633
LIABILITIES
Total liabilities	75	53
INCOME
Total income (expense)	(810)	(733)
Norte Brasil Transmissora
ASSETS
Total assets	100	99
LIABILITIES
Total liabilities	663	1,064
INCOME
Total income (expense)	(8,622)	11,414
Norte Energia
ASSETS
Total assets	29,270	22,215
INCOME
Total income (expense)	267,014	137,239
Paranaiba Transmissora de Energia S.A.
ASSETS
Total assets	5,985	8,567
LIABILITIES
Total liabilities	341	399
INCOME
Total income (expense)	(3,963)	(3,742)
Paulista Lajeado
ASSETS
Total assets		15,223
Pedra Branca
ASSETS
Total assets		17
INCOME
Total income (expense)		33
Pitimbu Elica S.A
INCOME
Total income (expense)		1,454
Puna I Elica S.A.
INCOME
Total income (expense)		1,744
Rei dos Ventos 3 Geradora de Energia S.A.
ASSETS
Total assets		151
INCOME
Total income (expense)		2,001
Retiro Baixo
ASSETS
Total assets	7,582	6,841
S. Pedro do Lago
ASSETS
Total assets		14
Santo Antonio Energia
ASSETS
Total assets	18,397	19,446
INCOME
Total income (expense)	222,851	224,896
So Caetano Elica S.A
INCOME
Total income (expense)		1,260
So Caetano I Elica S.A
INCOME
Total income (expense)		1,058
So Galvo Elica S.A.
INCOME
Total income (expense)		195
Serra Facao Energia
ASSETS
Total assets	45
INCOME
Total income (expense)	93	156
Sete Gameleiras
ASSETS
Total assets		14
SINOP
ASSETS
Total assets	914	2,515
LIABILITIES
Total liabilities	388
INCOME
Total income (expense)	(3,310)	158,716
STN
ASSETS
Total assets	346	322
LIABILITIES
Total liabilities	529	580
INCOME
Total income (expense)	(3,462)	(2,512)
TDG - Transmissora Delmiro Gouveia S.A.
ASSETS
Total assets	2,901	101,241
LIABILITIES
Total liabilities	62	79
INCOME
Total income (expense)	1,954	1,852
Tijoa Participacoes e Investimentos S.A
ASSETS
Total assets	873	17,505
INCOME
Total income (expense)	16,985	10,951
TME - Transmissora Matogrossense de Energia
ASSETS
Total assets		12
LIABILITIES
Total liabilities		190
INCOME
Total income (expense)		(1,536)
Trans. Sao Paulo
ASSETS
Total assets	17,271	18,031
LIABILITIES
Total liabilities	24	37
INCOME
Total income (expense)	(282)	(286)
Transenergia Renovavel
ASSETS
Total assets	4,492
LIABILITIES
Total liabilities		45
INCOME
Total income (expense)	(527)	(539)
Transirap
LIABILITIES
Total liabilities		77
INCOME
Total income (expense)		(1,505)
Transleste
LIABILITIES
Total liabilities		125
INCOME
Total income (expense)		(2,074)
Transnorte
ASSETS
Total assets		61
LIABILITIES
Total liabilities	13	20
INCOME
Total income (expense)	562	533
Transudeste
ASSETS
Total assets		216
LIABILITIES
Total liabilities		77
INCOME
Total income (expense)		(1,189)
Triangulo Mineiro Trans. S.A.
ASSETS
Total assets		11
LIABILITIES
Total liabilities		71
INCOME
Total income (expense)		40,161
Transmissora Sul Brasileira de Energia S.A.
ASSETS
Total assets	105
LIABILITIES
Total liabilities	4
INCOME
Total income (expense)	6,288
TSLE - Transmissora Sul Litoranea de Energia S.A.
ASSETS
Total assets	8,075	8,700
LIABILITIES
Total liabilities	7	8
INCOME
Total income (expense)	1,964	1,289
Teles Pires Participaes
INCOME
Total income (expense)		1
Vale So Bartolomeu
ASSETS
Total assets	1,262	1,523
LIABILITIES
Total liabilities	63	75
INCOME
Total income (expense)	31	947
Vamcruz Participacoes S.A.
ASSETS
Total assets	R$ 125,818	R$ 8,059